4. Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
4. Intangible Assets

Note 4. Intangible Assets

Intangible assets consisted of the following at September 30, 2012 and December 31, 2011:

	Septmber 30, 2012	December 31, 2011
Course curricula	$2,097,038	$2,072,238
Call center	1,321,950	927,455
	3,418,988	2,999,693
Accumulated amortization	(2,030,457)	(1,762,697)
Intangible assets, net	$1,388,531	$1,236,996

The following is a schedule of estimated future amortization expense of intangible assets as of September 30, 2012:

Year Ending December 31,
2012	$393,478
2013	352,005
2014	313,418
2015	258,574
2016	71,056
Total	$1,388,531

Amortization expense for the nine months ended September 30, 2012 and 2011 was $267,760 and $161,599, respectively.

Intangible assets consisted of the following at December 31, 2011 and December 31, 2010:

	December 31, 2011	December 31, 2010
Course curricula	$2,072,238	$2,018,147
Call center	927,455	-
	2,999,693	2,018,147
Accumulated amortization	(1,762,697)	(1,523,986)
Intangible assets, net	$1,236,996	$494,161

The following is a schedule of estimated future amortization expense of intangible assets as of December 31, 2011:

Year Ending December 31,
2012	$325,461
2013	300,420
2014	258,188
2015	220,047
2016	132,880
Total	$1,236,996

Amortization expense for the years ended December 31, 2011 and 2010 was $238,711 and $294,955, respectively.

During 2010, the Company acquired an aggregate of $52,000 of courseware curricula from an entity owned by the brother of the former Chairman of the Company (See Note 15).